Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.21025%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$605,477.55

Principal:
Principal Collections	$9,786,143.94
Prepayments in Full	$4,484,803.11
Liquidation Proceeds	$34,486.99
Recoveries	$69,338.96
Sub Total	$14,374,773.00
Collections	$14,980,250.55

Purchase Amounts:
Purchase Amounts Related to Principal	$251,581.01
Purchase Amounts Related to Interest	$838.26
Sub Total	$252,419.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,232,669.82

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,232,669.82
Servicing Fee	$202,256.76	$202,256.76	$0.00	$0.00	$15,030,413.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,030,413.06
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,030,413.06
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,030,413.06
Interest - Class A-3 Notes	$120,816.20	$120,816.20	$0.00	$0.00	$14,909,596.86
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$14,619,536.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,619,536.53
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$14,526,638.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,526,638.70
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$14,462,085.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,462,085.37
Regular Principal Payment	$12,958,778.53	$12,958,778.53	$0.00	$0.00	$1,503,306.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,503,306.84
Residual Released to Depositor	$0.00	$1,503,306.84	$0.00	$0.00	$0.00
Total		$15,232,669.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,958,778.53
Total					$12,958,778.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,958,778.53	$40.88	$120,816.20	$0.38	$13,079,594.73	$41.26
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$12,958,778.53	$12.31	$568,327.69	$0.54	$13,527,106.22	$12.85

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$44,746,742.17	0.1411569	$31,787,963.64	0.1002775
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$200,356,742.17	0.1903428	$187,397,963.64	0.1780317

Pool Information
Weighted Average APR	3.046%	3.047%
Weighted Average Remaining Term	28.03	27.19
Number of Receivables Outstanding	18,373	17,864
Pool Balance	$242,708,109.06	$228,129,874.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$222,418,516.12	$209,241,064.07
Pool Factor	0.2089611	0.1964099

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$18,888,810.33
Targeted Overcollateralization Amount	$40,731,910.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,731,910.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		29	$21,219.61
(Recoveries)		85	$69,338.96
Net Loss for Current Collection Period			$(48,119.35)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2379%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0397%
Second Prior Collection Period			-0.0038%
Prior Collection Period			-0.5620%
Current Collection Period			-0.2453%
Four Month Average (Current and Prior Three Collection Periods)			-0.1928%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,098	$9,157,451.02
(Cumulative Recoveries)			$2,162,435.70
Cumulative Net Loss for All Collection Periods			$6,995,015.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6022%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,364.85
Average Net Loss for Receivables that have experienced a Realized Loss			$3,334.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.22%	160	$2,787,180.17
61-90 Days Delinquent	0.15%	18	$353,172.35
91-120 Days Delinquent	0.02%	3	$54,197.87
Over 120 Days Delinquent	0.16%	17	$365,678.31
Total Delinquent Receivables	1.56%	198	$3,560,228.70

Repossession Inventory:
Repossessed in the Current Collection Period		2	$29,442.22
Total Repossessed Inventory		7	$151,069.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2370%
Prior Collection Period			0.1905%
Current Collection Period			0.2127%
Three Month Average			0.2134%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3389%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	37

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$848,782.27
2 Months Extended	62	$1,077,442.01
3+ Months Extended	8	$156,101.83

Total Receivables Extended:	125	$2,082,326.11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer